Property and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which finance leases
January 1, 2021	5,751	5,576	367	11,694	6,423
Acquisitions	11	987	—	998	—
Disposals		(7)	—	(7)	—
Transfers	—	4	(361)	(357)	—
Depreciation	(781)	(1,373)	—	(2,154)	—
December 31, 2021	4,981	5,187	6	10,174	6,423

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
January 1, 2022	4,981	5,187	6	10,174	6,423
Acquisitions	20	535		555	—
Disposals		(11)	(6)	(17)	—
Depreciation	(759)	(1,413)		(2,172)	—
Transfers				—	—
December 31, 2022	4,242	4,298	—	8,542	6,423

(in thousands of euro)	Land and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets
January 1, 2023	4,242	4,298	—	8,542	6,423
Acquisitions	101	250		352	110
Disposals	(516)	(92)	—	(608)	(527)
Depreciation	(860)	(1,089)		(1,948)	(951)
Transfers	(10)	10	—	—	—
December 31, 2023	2,958	3,378	—	6,322	5,055